Note 23 - Stock-Based Compensation (Details) - Intrinsic Value of Options Exercise and the Fair Value of Shares Vested: (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Intrinsic Value of Options Exercise and the Fair Value of Shares Vested: [Abstract]
Aggregate grant-date fair value of shares vested	3,302	454